                 Supplement to Prospectus Dated May 1, 2000 for
       Pacific Select Exec, Pacific Select Choice, Pacific Select Exec II
               Flexible Premium Variable Life Insurance Policies
            and the Pacific Select Estate Maximizer Modified Single
                   Premium Variable Life Insurance Policy and
                      Prospectus Dated August 7, 2000 for
                      Pacific Select Estate Preserver and
               Pacific Select Estate Preserver II Last Survivor
      Flexible Premium Variable Life Insurance Policies (each a "policy")
                 Each Issued by Pacific Life Insurance Company

                          -----------------------------------------------------
Termination of the         The assets of Pacific Select Fund Bond and Income
Bond and                   Portfolio, the underlying portfolio for the Bond
Income investment          and Income Variable Account, are scheduled to be
option                     transferred to the Pacific Select Fund Managed Bond
                           Portfolio in exchange for shares of the Managed
Other terms of your        Bond Portfolio (the "reorganization") on September
policy will not change     22, 2000, at or about 4:00 p.m. Eastern time (the
as a result of the         "reorganization date"). At the same time that this
transaction described      reorganization occurs, the corresponding
in this supplement.        accumulation units of the Bond and Income Variable
                           Account will automatically be transferred to the Managed Bond Variable Account in exchange for corresponding units of that investment option. The
                           Bond and Income Variable Account will cease to exist.

                           You need not take any action regarding the reorganization. The transfer of your units will occur automatically on the reorganization date.

                           If you do not wish to participate in the Managed Bond investment option, you can transfer among the investment options as usual. There will be no charge on transfers for at least 60 days from the reorganization date. Thereafter, Pacific Life reserves the right to impose transfer fees for transfers as stated in the prospectus, but there is no current plan to do so. Any transfer made during this time will not count toward any limitation we may impose on the number of transfers you may make annually.

                           Unless you instruct us otherwise, to the extent any outstanding instruction you have on file with us designates the Bond and Income investment option, the instruction will be deemed an instruction for the Managed Bond investment option. This includes, but is not limited to, instructions for net premium allocations, transfer instructions (including instructions under any automatic transfer, portfolio rebalancing and dollar cost averaging programs), and partial withdrawal and monthly deduction instructions.

                          -----------------------------------------------------
Postponement of the        The reorganization date may be postponed if:
transaction
                           . the New York Stock Exchange or another primary
If the reorganization        trading market for portfolio securities of the
date of the Bond and         Bond and Income Portfolio and/or the Managed Bond
Income Portfolio is          Portfolio is closed to trading or otherwise
postponed, the               restricted, or
corresponding transfer
from the Bond and          . trading or the reporting of trading on the New
Income Variable              York Stock Exchange or other primary trading
Account to the Managed       market is disrupted and the fund's board of
Bond Variable Account        trustees believes the value of the net assets in
will also be                 either portfolio cannot be accurately appraised.
postponed.
                           If either of these events occur, the transaction described above will be postponed until the first business day after trading is fully resumed and reporting has been restored.

Supplement dated August 28, 2000

                          -----------------------------------------------------
An overview of the         Other expenses
policy: Fees and           The table also shows the fund expenses for each
expenses paid by the       portfolio based on expenses in 1999, adjusted to
Pacific Select Fund:       reflect recently reduced custody fees. To help
Other expenses is          limit fund expenses, effective July 1, 2000 we have
replaced                   contractually agreed to waive all or part of our
                           investment advisory fees or otherwise reimburse each portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap. For each portfolio, our right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap, but do not exceed the previously established
                           0.25% expense cap. Any amounts repaid to us will have the effect of increasing expenses of the portfolio, but not above the 0.10% expense cap.
                           There is no guarantee that we will continue to cap expenses after December 31, 2001. In 1999, Pacific
                           Life reimbursed the Small-Cap Index Portfolio
                           $96,949.

                    -----------------------------------------------------------------------
                                                                    Less
                                        Advisory Other    Total     adviser's     Total net
                    Portfolio           fee      expenses expenses+ reimbursement expenses
                    -----------------------------------------------------------------------
                                            As an annual % of average daily net assets
                    Aggressive Equity   0.80     0.04     0.84       --           0.84
                    Emerging Markets/1/ 1.10     0.19     1.29       --           1.29
                    Diversified
                     Research/2/        0.90     0.05     0.95       --           0.95
                    Small-Cap Equity    0.65     0.04     0.69       --           0.69
                    International
                     Large-Cap/2/       1.05     0.10     1.15       --           1.15
                    Bond and Income     0.60     0.05     0.65       --           0.65
                    Equity              0.65     0.03     0.68       --           0.68
                    I-Net Tollkeeper/2/ 1.50     0.14     1.64      (0.04)        1.60
                    Multi-Strategy      0.65     0.04     0.69       --           0.69
                    Equity Income       0.65     0.04     0.69       --           0.69
                    Growth LT           0.75     0.03     0.78       --           0.78
                    Mid-Cap Value       0.85     0.07     0.92       --           0.92
                    Equity Index/3/     0.25     0.04     0.29       --           0.29
                    Small-Cap Index     0.50     0.30     0.80      (0.20)        0.60
                    REIT                1.10     0.15     1.25      (0.05)        1.20
                    International Value 0.85     0.09     0.94       --           0.94
                    Government
                     Securities         0.60     0.05     0.65       --           0.65
                    Managed Bond/1/     0.60     0.05     0.65       --           0.65
                    Money Market/1/     0.35     0.04     0.39       --           0.39
                    High Yield Bond/1/  0.60     0.05     0.65       --           0.65
                    Large-Cap Value     0.85     0.08     0.93       --           0.93
                    -----------------------------------------------------------------------

                           /1/ Total adjusted net expenses for these
                               portfolios in 1999, after deduction of an offset for custodian credits were: 1.28% for Emerging Markets Portfolio, 0.64% for Managed Bond Portfolio, 0.38% for Money Market Portfolio, and 0.64% for High Yield Bond Portfolio.
                           /2/ Expenses are estimated. There were no actual
                               advisory fees or expenses for these portfolios in 1999 because the portfolios started after December 31, 1999.
                           /3/ Total adjusted net expenses for the Equity
                               Index Portfolio in 1999, after deduction of an offset for custodian credits, were 0.28%. The advisory fee for the portfolio has also been adjusted to reflect the advisory fee increase effective January 1, 2000. The actual advisory fee and total adjusted net expenses for this portfolio in 1999, after deduction of an offset for custodian credits, were 0.16% and 0.19%, respectively.
                           + The fund has adopted a brokerage enhancement 12b-1 plan, under which brokerage transactions may be placed with broker-dealers in return for credits, cash, or other compensation that may be used to help promote distribution of fund shares. There are no fees or charges to any portfolio under this plan, although the fund's distributor may defray expenses of up to approximately $300,000 for the year 2000, which it might otherwise incur for distribution. If such defrayed amount were considered a fund expense, it would represent approximately .0023% or less of any portfolio's average daily net assets.

                          -----------------------------------------------------
Telephone                  You may enroll in or give instructions regarding
authorizations for the     the dollar cost averaging program or portfolio
transfer programs          rebalancing program by telephone if we have your
                           completed telephone authorization form on file.

    Supplement to Prospectus Dated August 7, 2000 for Pacific Select Estate
              Preserver III and Pacific Select Estate Preserver IV
    Last Survivor Flexible Premium Variable Life Insurance Policies
                               (each a "policy")
                 Each Issued by Pacific Life Insurance Company

                          This supplement changes the prospectus to reflect the following:

                          -----------------------------------------------------
An overview of the         Other Expenses
policy: Fees and           The table also shows the fund expenses for each
expenses paid by the       portfolio based on expenses in 1999, adjusted to
Pacific Select Fund:       reflect recently reduced custody fees. To help
Other expenses is          limit fund expenses, effective July 1, 2000 Pacific
replaced.                  Life has contractually agreed to waive all or part
                           of its investment advisory fees or otherwise reimburse each portfolio for operating expenses
                           (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to Pacific
                           Life to the extent such expenses fall below the 0.10% expense cap. For each portfolio, Pacific
                           Life's right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap, but do not exceed the previously established 0.25% expense cap. Any amounts repaid to Pacific Life will have the effect of increasing expenses of the portfolio, but not above the 0.10% expense cap. There is no guarantee that Pacific
                           Life will continue to cap expenses after December
                           31, 2001. In 1999, Pacific Life reimbursed the
                           Small-Cap Index Portfolio $96,949.

                    -----------------------------------------------------------------------
                                                                    Less
                                        Advisory Other    Total     adviser's     Total net
                    Portfolio           fee      expenses expenses+ reimbursement expenses
                    -----------------------------------------------------------------------
                                            As an annual % of average daily net assets
                    Aggressive Equity   0.80     0.04     0.84       --           0.84
                    Emerging
                     Markets/1/         1.10     0.19     1.29       --           1.29
                    Diversified
                     Research/2/        0.90     0.05     0.95       --           0.95
                    Small-Cap Equity    0.65     0.04     0.69       --           0.69
                    International
                     Large-Cap/2/       1.05     0.10     1.15       --           1.15
                    Equity              0.65     0.03     0.68       --           0.68
                    I-Net
                     Tollkeeper/2/      1.50     0.14     1.64      (0.04)        1.60
                    Multi-Strategy      0.65     0.04     0.69       --           0.69
                    Equity Income       0.65     0.04     0.69       --           0.69
                    Growth LT           0.75     0.03     0.78       --           0.78
                    Mid-Cap Value       0.85     0.07     0.92       --           0.92
                    Equity Index/3/     0.25     0.04     0.29       --           0.29
                    Small-Cap Index     0.50     0.30     0.80      (0.20)        0.60
                    REIT                1.10     0.15     1.25      (0.05)        1.20
                    International
                     Value              0.85     0.09     0.94       --           0.94
                    Government
                     Securities         0.60     0.05     0.65       --           0.65
                    Managed Bond/1/     0.60     0.05     0.65       --           0.65
                    Money Market/1/     0.35     0.04     0.39       --           0.39
                    High Yield Bond/1/
                                        0.60     0.05     0.65       --           0.65
                    Large-Cap Value     0.85     0.08     0.93       --           0.93
                    -----------------------------------------------------------------------

                           /1/ Total adjusted net expenses for these
                               portfolios in 1999, after deduction of an
                               offset for custodian credits were: 1.28% for
                               Emerging Markets Portfolio, 0.64% for Managed Bond Portfolio, 0.38% for Money Market Portfolio, and 0.64% for High Yield Bond Portfolio.
                           /2/ Expenses are estimated. There were no actual
                               advisory fees or expenses for these portfolios in 1999 because the portfolios started after December 31, 1999.
                           /3/ Total adjusted net expenses for the Equity
                               Index Portfolio in 1999, after deduction of an offset for custodian credits, were 0.28%. The advisory fee for the portfolio has also been adjusted to reflect the advisory fee increase effective January 1, 2000. The actual advisory fee and total adjusted net expenses for this portfolio in 1999, after deduction of an offset for custodian credits, were 0.16% and 0.19%, respectively.
                           +   The fund has adopted a brokerage enhancement
                               12b-1 plan, under which brokerage transactions may be placed with broker-dealers in return for credits, cash, or other compensation that may be used to help promote distribution of fund
                               shares. There are no fees or charges to any
                               portfolio under this plan, although the fund's distributor may defray expenses of up to approximately $300,000 for the year 2000, which it might otherwise incur for distribution. If such defrayed amount were considered a fund expense, it would represent approximately
                               .0023% or less of any portfolio's average daily net assets.
                          -----------------------------------------------------
Telephone                  You may enroll in or give instructions regarding
authorizations             the dollar cost averaging program or portfolio
for the transfer           rebalancing program by telephone if we have your
programs                   completed telephone authorization form on file.

Supplement dated
August 28, 2000